Shareholders' Equity and Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income	The following table summarizes the changes in accumulated other comprehensive income:

Cash Flow Hedges
(in thousands)
Balance at January 1, 2017	$445
Other comprehensive income before reclassifications	566
Amounts reclassified from accumulated other comprehensive income to interest expense	9,216
Other comprehensive income	9,782
Less: Other comprehensive (income) attributable to noncontrolling interest	(7,119)
Balance at December 31, 2017	3,108
Other comprehensive income before reclassifications	5,258
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,130)
Other comprehensive income	4,128
Less: Other comprehensive (income) attributable to noncontrolling interest	(3,028)
Balance at December 31, 2018	$4,208